Provisions - Amounts recognized (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	$ 194	$ 147	$ 157
Defined benefit plans
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	273	147	157
Interest cost (net)	442	415	359
Other	256	257	129
Total defined benefit expenses recognized in the consolidated income statements	$ 971	$ 819	$ 645